Expense Example - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - Select Materials Portfolio	Apr. 29, 2024 USD ($)
Fidelity Advisor Materials Fund - Class A
Expense Example:
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Materials Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,853
Fidelity Advisor Materials Fund - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Materials Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Materials Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726